Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of leases

The breakdown and changes in the present value of future lease payments are shown below:

	Weighted average rate (p.a.)	December 31, 2020									December 31, 2021
		Current	Non-current	Total	Additions	Contractual amendment	Payments	Clearing with deposits	Interest incurred	Exchange rate change	Total	Current	Non-current
Right of use leases - Without purchase option
Agreements in local currency	11.56%	32,530	14,985	47,515	1,218	1,512	(17,596)	-	5,359	-	38,008	29,456	8,552
Agreements in foreign currency	10.00%	1,268,226	6,252,199	7,520,425	2,503,750	749,166	(1,431,689)	(37,565)	875,267	517,182	10,696,536	1,999,791	8,696,745

Total		1,300,756	6,267,184	7,567,940	2,504,968	750,678	(1,449,285)	(37,565)	880,626	517,182	10,734,544	2,029,247	8,705,297

Schedule of future payments of financial lease agreements

The future payments of leases liabilities agreements are detailed as follows:

	2021	2020
2021	-	2,102,771
2022	2,977,345	1,982,685
2023	2,370,391	1,642,264
2024	1,970,832	1,260,405
2025	1,673,635	1,018,896
2026	1,360,011	823,049
2026 onwards	4,610,635	1,878,460
Total minimum lease payments	14,962,849	10,708,530
Less total interest	(4,199,865)	(3,124,338)
Present value of minimum lease payments	10,762,984	7,584,192
Less current portion	(2,057,687)	(1,317,008)
Non-current portion	8,705,297	6,267,184